Investment Securities	11 Months Ended
Mar. 31, 2012
Investment Securities
B.	Investment Securities:

Investment securities have been classified according to management’s intent. The amortized cost of securities and their approximate fair values at March 31, 2012 and April 30, 2011 are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	March 31, 2012
	(In Thousands)
AVAILABLE-FOR-SALE SECURITIES:
U.S. Government agency obligations	$9,004	$16	($6)	$9,014
Municipal obligations	2,832	171	0	3,003
Mortgage-backed and related securities	30,414	1,079	(6)	31,487
Trust preferred securities	750	0	(33)	717
Equity securities	0	74	0	74

	$43,000	$1,340	($45)	$44,295

HELD-TO-MATURITY SECURITIES:
U.S. Government agency obligations	$13,394	$38	($12)	$13,420
Municipal obligations	3,037	240	0	3,277
Mortgage-backed and related securities	27,538	1,173	(29)	28,682

	$43,969	$1,451	($41)	$45,379

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	April 30, 2011
	(In Thousands)
AVAILABLE-FOR-SALE SECURITIES:
U.S. Government agency obligations	$10,481	$33	($26)	$10,488
Corporate debt securities	500	1	0	501
Municipal obligations	2,292	80	(10)	2,362
Mortgage-backed and related securities	31,147	1,004	(10)	32,141
Trust preferred securities	750	0	(18)	732
Equity securities	0	126	0	126

	$45,170	$1,244	($64)	$46,350

HELD-TO-MATURITY SECURITIES:
U.S. Government agency obligations	$14,995	$42	($104)	$14,933
Municipal obligations	3,723	100	(3)	3,820
Mortgage-backed and related securities	26,836	867	(56)	27,647

	$45,554	$1,009	($163)	$46,400

At March 31, 2012, debt securities with a fair value of $2,512,000 were pledged to secure advances from the Federal Reserve Bank.

Mortgage-backed and related securities consist of primarily FHLMC and FNMA certificates and other asset-backed investments.

Proceeds from sales of investment securities amounted to $5,078,000 and $4,423,000 during the eleven months ended March 31, 2012 and the year ended April 30, 2011, respectively. Gross gains of $265,000 and $268,000 for the eleven months ended March 31, 2012 and the year ended April 30, 2011, respectively, and no gross losses for the eleven months ended March 31, 2012 and the year ended April 30, 2011 were realized on those sales. Additionally, gross gains of $29,000 and $26,000, for the eleven months ended March 31, 2012 and the year ended April 30, 2011, respectively, were recorded on calls of investment securities.

The scheduled maturities of securities held-to-maturity and securities (other than equity and trust preferred securities) available-for-sale at March 31, 2012 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Securities		Securities
	Held-to-Maturity		Available-for-Sale
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(In Thousands)
Due in 1 year or less	$251	$258	$501	$509
Due after 1 year through 5 years	8,497	8,523	9,004	9,014
Due after 5 years through 10 years	6,158	6,274	1,027	1,118
Due after 10 years	1,525	1,642	1,304	1,376

	16,431	16,697	11,836	12,017
Mortgage-backed and related securities	27,538	28,682	30,414	31,487

	$43,969	$45,379	$42,250	$43,504

Information pertaining to securities with gross unrealized losses at March 31, 2012, aggregated by investment category and length of time that individual securities have been in a continuous loss position follows:

	Less Than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In Thousands)
Securities Available-for-Sale:
U.S. Government agency obligations	$3,491	$6	$0	$0	$3,491	$6
Mortgage-backed and related securities	1,906	6	0	0	1,906	6
Trust preferred securities	0	0	717	33	717	33

Total securities available-for-sale	$5,397	$12	$717	$33	$6,114	$45

Securities Held-to-Maturity:
U.S. Government agency obligations	$2,490	$12	$0	$0	$2,490	$12
Mortgage-backed and related securities	1,007	12	190	17	1,197	29

Total securities held-to-maturity	$3,497	$24	$190	$17	$3,687	$41

Management and the Board of Directors review the investment portfolio on a quarterly basis and evaluate securities for other-than-temporary impairment status. As part of this review, management discusses those securities that have depreciated in value to determine if the security is other-than-temporarily impaired. If the conclusion is that the security has been impaired, management will either write down or sell the security. As part of the evaluation process, consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

At March 31, 2012, the Company had 18 securities with an aggregate depreciation of less than 1.0% from the Company’s amortized cost basis. Three of these instruments (with aggregate depreciation of approximately 5.2%) have been in a continuous loss position for more than one year. The unrealized losses for the remaining instruments relate primarily to debt securities secured by Government-sponsored agencies and Government-sponsored mortgage-backed securities and result from changes in the bond markets since their purchase. Because all of the securities continue to perform according to their contractual terms and because the Company does not intend to sell the securities before recovery of their amortized cost, which may be maturity, the Company does not consider these securities to be other-than-temporarily impaired at March 31, 2012.